Long Term Debt (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jun. 23, 2014
Debt Instrument [Line Items]
Total debt	$ 1,585,395,000	$ 1,030,921,000
Less current maturities	(14,336,000)	(12,403,000)
Long-term debt	1,571,059,000	1,018,518,000
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Total debt	299,123,000	298,893,000
7% Debentures, Due 2025
Debt Instrument [Line Items]
Total debt	124,500,000	124,471,000
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Total debt	228,184,000	228,148,000
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Total debt	395,309,000		400,000,000
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Total debt	298,869,000
Term Loan Facility, Due 2018
Debt Instrument [Line Items]
Total debt	236,258,000	248,441,000
Trade Receivable Credit Facility
Debt Instrument [Line Items]
Credit Facility		130,000,000
Other notes
Debt Instrument [Line Items]
Other notes	$ 3,152,000	$ 968,000